Praxis Growth Index Fund (Prospectus Summary) | Praxis Growth Index Fund
Praxis Growth Index Fund
Investment Objective
The Growth Index Fund seeks capital appreciation.

Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Praxis Growth Index Fund	Class A	Class I
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	5.25%	none
Redemption fee (as a percentage of amount redeemed, if applicable)	2.00%	2.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Praxis Growth Index Fund		Class A	Class I
Management fees		0.30%	0.30%
Distribution and Service (12b-1) fees		0.25%	none
Other Expenses		2.13%	0.28%
Total Annual Fund Operating Expenses		2.68%	0.58%
Fee Waiver and/or Expense Reimbursement		(1.58%)	none
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement	[1]	1.10%	none
[1]	The Adviser has entered into an expense limitation agreement with respect to the Growth Index Fund until April 30, 2012 but can be terminated by a vote of the Board of Trustees of the Fund if they deem the termination to be beneficial to the Fund shareholders. Pursuant to this agreement the, Adviser has agreed to waive fees and/or reimburse expenses to the extent necessary in order to limit the Total Annual Fund Operating Expenses (excluding brokerage costs, interest, taxes, dividends, acquired fund fees and expenses, fees paid to vendors providing fair value pricing and fund compliance services, Trustees fees, legal fees, costs relating to such services and extraordinary expenses) of the Fund to 1.04 percent of the Fund's average daily net assets. The Fund has agreed to repay the Adviser for the amounts waived and/or reimbursed by the Adviser pursuant to this expense limitation agreement provided that such repayment does not cause the Total Annual Fund Operating Expenses (excluding brokerage costs, interest, taxes, dividends, fees paid to vendors providing fair value pricing and fund compliance services, Trustees fees, legal fees, costs relating to such services and extraordinary expenses) to exceed 1.04 percent, and the repayment is made within three years after the year in which the Adviser waived and/or reimbursed the expense.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of those periods. The
Example also assumes that your investment has a 5 percent return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example Praxis Growth Index Fund (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
Class A	631	1,171	1,737	3,269
Class I	59	186	324	726

Portfolio Turnover:
The Fund pays transaction costs, such as commissions, when
it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 28.55 percent of the average value of its portfolio.

Principal investment strategies
The Fund maintains a portfolio of stocks intended to parallel the investment performance of the U.S. large cap growth equities market, while incorporating the Praxis stewardship investing core values. The Fund employs an index management strategy designed to track the performance of the Everence Growth
Index. The Fund uses sampling and/or optimization techniques to manage the Fund to approximate the characteristics of the Everence Growth Index without owning all of the stocks in the Everence Growth Index.

Growth Index Construction The Everence Growth Index is a custom index calculated by Morgan Stanley Capital International Inc. (''MSCI'') based on stocks screened by Everence from the MSCI US Prime Market Growth Index. The MSCI US Prime Market
Growth Index represents the growth companies (defined using earnings growth projections, current earnings growth, and historical earnings and sales growth)
of the MSCI US Prime Market 750 Index, a universe of large and medium capitalization companies in the U.S. equity market.

Stewardship Investing
The Fund analyzes the performance of potential investments not only for financial strengths and outlook, but also for their ability to reflect certain core social values including:
  · Respecting the dignity and value of all people

  · Building a world at peace and free from violence

  · Demonstrating a concern for justice in a global societ

  · Exhibiting responsible management practices

  · Supporting and involving communities

  · Practicing environmental stewardship

Principal investment risks
Because the value of the Fund's investments will fluctuate with market conditions, so will the value of your investment in the Fund. You could lose money on your investment in the Fund, or the Fund could underperform other investments. Some of the Fund's holdings may underperform its other holdings.
The Fund is also subject to investment style risk, which is the possibility that returns from large capitalization growth stocks will trail returns from other asset classes or the overall stock market. Growth stocks tend to go through cycles of doing better - or worse - than the stock market in general. In the past, these cycles have occasionally persisted for multiple years.

Who may want to invest?
Consider investing in the Fund if you are:
  · Investing for a long-term goal such as retirement (five-year investment horizon)

  · Looking to add a growth component to your portfolio

  · Willing to accept higher risks of investing in the stock market in exchange for potentially higher long-term returns

This Fund will not be appropriate for anyone:
  · Seeking monthly income

  · Pursuing a short-term goal or investing emergency reserves

  · Seeking safety of principal

FUND PERFORMANCE
The bar chart and table that follow provide some indication of the risk of an investment in the Fund. The bar chart shows the Fund's performance for each calendar year since its inception. The returns in the bar chart do not reflect any applicable sales charges. If sales charges were reflected, returns would be lower than those shown. The table shows how the Fund's average annual total returns for different calendar periods since its inception, both before and after taxes, compared to those of a broad-based securities market index. Returns shown assume reinvestment of dividends and distributions. Unlike the returns in the bar chart, the returns in the table assume the maximum applicable sales charge.

Please note that the Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

The after-tax returns shown were calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. If you hold your Fund shares through a tax-deferred arrangement, such as a 401(k) plan or individual retirement account, the after-tax returns are not relevant.

The bar chart shows the Fund's performance for each
calendar year since its inception.

Class A - Annual Total Return Chart For the Periods Ended Dec. 31, 2010

Best Quarter  Quarter Ended June 30, 2009      14.51%
Worst Quarter Quarter Ended Dec. 31, 2008     (23.52)%

Average Annual Total Returns For the Periods Ended Dec. 31, 2010
Average Annual Total Returns Praxis Growth Index Fund	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, Since Inception	Average Annual Returns, Inception Date
Class A	Class A Return Before Taxes	7.29%	(1.68%)	May 01, 2007
Class A After Taxes on Distributions	Class A Return After Taxes on Distributions	7.29%	(1.70%)	May 01, 2007
Class A After Taxes on Distributions and Sales	Class A Return After Taxes on Distributions and Sale of Fund Shares	4.74%	(1.43%)	May 01, 2007
Class I	Class I Return Before Taxes	13.74%	0.06%	May 01, 2007
MSCI US Prime Market Growth Index	MSCI US Prime Market Growth Index (reflects no deduction for fees, expenses or taxes)	17.23%	1.41%	May 01, 2007